Summitry Equity Fund
Schedule of Investments
April 30, 2022 - (Unaudited)
COMMON STOCKS — 97.93% Shares Fair Value
Communications — 19.11%
Alphabet, Inc., Class A
(a)
2,018 $ 4,605,459
Meta Platforms, Inc., Class A
(a)
17,010 3,409,995
Netflix, Inc.
(a)
7,352 1,399,527
Walt Disney Co. (The)
(a)
22,250 2,483,767
11,898,748
Consumer Discretionary — 23.26%
Booking Holdings, Inc.
(a)
549 1,213,460
CarMax, Inc.
(a)
19,140 1,641,829
Dollar General Corp. 6,844 1,625,655
Lowe's Cos., Inc. 15,270 3,019,337
Ross Stores, Inc. 33,360 3,328,328
Starbucks Corp. 16,231 1,211,482
Ulta Beauty, Inc.
(a)
6,156 2,442,701
14,482,792
Financials — 10.14%
Berkshire Hathaway, Inc., Class B
(a)
9,778 3,156,632
Charles Schwab Corp. (The) 23,800 1,578,654
Wells Fargo & Co. 36,142 1,576,875
6,312,161
Health Care — 5.15%
Agilent Technologies, Inc. 13,234 1,578,419
Medtronic PLC 15,630 1,631,147
3,209,566
Industrials — 6.03%
Northrop Grumman Corp. 5,235 2,300,259
W.W. Grainger, Inc. 2,905 1,452,587
3,752,846
Technology — 34.24%
Fiserv, Inc.
(a)
33,915 3,320,957
Mastercard, Inc., Class A 8,760 3,183,209
Microsoft Corp. 11,600 3,219,232
Nintendo Co. Ltd. - ADR 34,035 1,939,314
salesforce.com, Inc.
(a)
9,555 1,681,107
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 25,312 2,352,244
Visa, Inc., Class A 16,395 3,494,267
Zebra Technologies Corp., Class A
(a)
5,779 2,136,265
21,326,595
Total Common Stocks (Cost $43,834,973) 60,982,708
MONEY MARKET FUNDS - 2.13%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.20%
(b)
1,327,899 1,327,899
Total Money Market Funds (Cost $1,327,899) 1,327,899

Summitry Equity Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Total Investments — 100.06% (Cost $45,162,872) $ 62,310,607
Liabilities in Excess of Other Assets — (0.06)% (35,301)
NET ASSETS — 100.00% $ 62,275,306
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of April 30, 2022.
ADR - American Depositary Receipt